Consolidated Statements of Operations (Audited) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Natural gas, NGL and crude oil sales	$ 238,361	$ 223,297	$ 146,048
Sales from natural gas marketing	45,371	63,470	65,235
Commodity price risk management gain (loss), net	32,339	46,090	59,891
Well operations, pipeline income and other	4,534	4,432	5,441
Total revenues	320,605	337,289	276,615
Costs, expenses and other:
Production costs	54,700	44,832	29,867
Cost of natural gas marketing	45,023	62,831	64,733
Exploration expense	20,894	5,734	9,207
Impairment of natural gas and crude oil properties	5,895	2,301	4,370
General and administrative expense	58,815	61,454	42,188
Depreciation, depletion and amortization	98,778	87,633	66,118
Accretion of asset retirement obligations	3,687	1,398	1,044
Gain on sale of Leaseholds	(4,353)	(196)	(174)
Total cost, expenses and other	283,439	265,987	217,353
Income (loss) from operations	37,166	71,302	59,262
Loss on extinguishment of debt	(23,283)	0	0
Interest expense	(48,287)	(36,985)	(33,250)
Interest income	8	47	71
Income (loss) from continuing operations before income taxes	(34,396)	34,364	26,083
Provision for income taxes	12,701	(11,800)	(8,019)
Income (loss) from continuing operations	(21,695)	22,564	18,064
Income (loss) from discontinued operations, net of tax	(109,017)	(9,127)	(12,130)
Net income (loss)	(130,712)	13,437	5,934
Less: net loss attributable to noncontrolling interests	0	0	280
Net income (loss) attributable to shareholders	(130,712)	13,437	6,214
Amounts attributable to Petroleum Development Corporation shareholders:
Income (loss) from continuing operations	(21,695)	22,564	18,344
Income (loss) from discontinued operations, net of tax	(109,017)	(9,127)	(12,130)
Net income (loss) attributable to shareholders	$ (130,712)	$ 13,437	$ 6,214
Basic
Income (loss) from continuing operations	$ (0.78)	$ 0.96	$ 0.94
Income (loss) from discontinued operations	$ (3.94)	$ (0.39)	$ (0.62)
Net income (loss) attributable to shareholders	$ (4.72)	$ 0.57	$ 0.32
Diluted
Income (loss) from continuing operations	$ (0.78)	$ 0.95	$ 0.92
Income (loss) from discontinued operations	$ (3.94)	$ (0.39)	$ (0.61)
Net income (loss) attributable to shareholders	$ (4.72)	$ 0.56	$ 0.31
Weighted-average common shares outstanding
Basic	27,677	23,521	19,674
Diluted	27,677	23,871	19,821